Intangible Assets (Schedule of intangible assets - composition) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		$ 869
Balance as of end of period		955	$ 869
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		1,420	1,404
Additions in respect of business combinations		20	85
Additions		75	38
Reallocations	[1]	0
Disposals		(6)	(4)
Translation differences		80	(103)
Balance as of end of period		1,589	1,420
Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		551	531
Amortization for the year		53	46
Retirements			(4)
Translation differences		30	(22)
Balance as of end of period		634	551
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		543
Balance as of end of period		552	543
Goodwill [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		561	549
Additions in respect of business combinations		0	85
Additions		2	0
Reallocations	[1]	(30)
Disposals		0	0
Translation differences		38	(73)
Balance as of end of period		571	561
Goodwill [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		18	19
Amortization for the year		0	0
Retirements			0
Translation differences		1	(1)
Balance as of end of period		19	18
Concessions and mining rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		114
Balance as of end of period		147	114
Concessions and mining rights [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		212	211
Additions in respect of business combinations		0	0
Additions		38	5
Reallocations	[1]	0
Disposals		(5)	0
Translation differences		9	(4)
Balance as of end of period		254	212
Concessions and mining rights [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		98	91
Amortization for the year		8	7
Retirements			0
Translation differences		1	0
Balance as of end of period		107	98
Trademarks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		45
Balance as of end of period		45	45
Trademarks [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		82	86
Additions in respect of business combinations		0	0
Additions		0	0
Reallocations	[1]	1
Disposals		0	0
Translation differences		7	(4)
Balance as of end of period		90	82
Trademarks [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		37	37
Amortization for the year		3	2
Retirements			0
Translation differences		5	(2)
Balance as of end of period		45	37
Technology / patents [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		46
Balance as of end of period		77	46
Technology / patents [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		114	119
Additions in respect of business combinations		20	0
Additions		7	0
Reallocations	[1]	9
Disposals		0	0
Translation differences		7	(5)
Balance as of end of period		157	114
Technology / patents [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		68	66
Amortization for the year		7	5
Retirements			0
Translation differences		5	(3)
Balance as of end of period		80	68
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		24
Balance as of end of period		32	24
Customer relationships [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		186	200
Additions in respect of business combinations		0	0
Additions		0	0
Reallocations	[1]	20
Disposals		0	0
Translation differences		13	(14)
Balance as of end of period		219	186
Customer relationships [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		162	160
Amortization for the year		14	12
Retirements			0
Translation differences		11	(10)
Balance as of end of period		187	162
Computer application [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		85
Balance as of end of period		90	85
Computer application [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		194	166
Additions in respect of business combinations		0	0
Additions		23	31
Reallocations	[1]	0
Disposals		(1)	(1)
Translation differences		5	(2)
Balance as of end of period		221	194
Computer application [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		109	95
Amortization for the year		19	17
Retirements			(1)
Translation differences		3	(2)
Balance as of end of period		131	109
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		12
Balance as of end of period		12	12
Other [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		71	73
Additions in respect of business combinations		0	0
Additions		5	2
Reallocations	[1]	0
Disposals		0	(3)
Translation differences		1	(1)
Balance as of end of period		77	71
Other [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period		59	63
Amortization for the year		2	3
Retirements			(3)
Translation differences		4	(4)
Balance as of end of period		$ 65	$ 59

[1]	Reallocation of $30 million from goodwill to other intangible assets following the finalization of a PPA assessment.